FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2024	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$6,668,522	—	—
Liabilities:
Subscription Agreement loan	3	$—	—	$13,760,771
Loan and Transfer notes payable	3	$—	—	$465,722

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2023	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$19,901,169	—	—

SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES	The key inputs of the models used to value the Company’s Subscription Agreement loan were:
Inputs	December 31, 2024
Term Remaining	0.53
Share Price	$11.50
Risk-Free Rate	4.40%

SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES

The change in the fair value of Subscription Agreement loans measured using Level 3 inputs is summarized as follows:

Initial Subscription Agreement loans at March 5, 2024	$1,786,236
Change in fair value	11,974,535
Subscription Agreement loans at December 31, 2024	$13,760,771

SCHEDULE OF LOAN AND TRANSFER NOTE PAYABLE

The key inputs of the models used to value the Company’s Loan and Transfer notes payable as of December 31, 2024 were:

Inputs	December 31, 2024
Term Remaining	0.11
Share Price	$11.50
Risk-Free Rate	4.64%

SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE

The change in the fair value of Loan and Transfer notes payable measured using Level 3 inputs, for December 31, 2024 is summarized as follows:

Loan and Transfer notes payable at December 31, 2023	$12,384
Change in fair value	453,338
Loan and Transfer notes payable at December 31, 2024	$465,722